Reportable Segments (Details) - Schedule of consolidated revenues - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
GCES [Member]
Revenue
Equipment sales			$ 8,618,368
Services			389,393
Amortization of intangibles and below-market contracts
Total revenue	$ 4,081,985	$ 3,128,503	9,007,761
Cost of operations:
Cost of operations			6,020,396
Depreciation and amortization			134,132
Total cost of revenue			6,154,528
Gross profit (loss)			2,853,233
General and administrative expenses			2,465,965
Operating income (loss)			387,269
Other income (expense):
Other income			521,307
Interest expense			(20,001)
Total other income (expense)			501,306
Net loss			888,575
Net income attributable to noncontrolling interest			236,172
Net loss attributable to controlling interest			652,403
Balance Sheet
Total Cash Used in Investing Activities			156,185
Goodwill			2,754,438
Intangible Assets			400,000
Total Assets			6,026,243
RNG [Member]
Revenue
Equipment sales
Services
Amortization of intangibles and below-market contracts
Total revenue	897,602
Cost of operations:
Cost of operations			199,413
Depreciation and amortization			3,052
Total cost of revenue			202,465
Gross profit (loss)			(202,465)
General and administrative expenses			1,906,038
Operating income (loss)			(2,108,504)
Other income (expense):
Other income
Interest expense
Total other income (expense)
Net loss			(2,108,504)
Net income attributable to noncontrolling interest
Net loss attributable to controlling interest			(2,108,504)
Balance Sheet
Total Cash Used in Investing Activities			42,163,394
Goodwill
Intangible Assets			8,292,745
Total Assets			69,270,996
Eliminations [Member]
Revenue
Equipment sales			(2,484,515)
Services
Amortization of intangibles and below-market contracts
Total revenue	$ (435,598)	$ (535,742)	(2,484,515)
Cost of operations:
Cost of operations			(1,468,044)
Depreciation and amortization
Total cost of revenue			(1,468,044)
Gross profit (loss)			(1,016,471)
General and administrative expenses
Operating income (loss)			(1,016,471)
Other income (expense):
Other income
Interest expense
Total other income (expense)
Net loss			(1,016,471)
Net income attributable to noncontrolling interest
Net loss attributable to controlling interest			(1,016,471)
Balance Sheet
Total Cash Used in Investing Activities
Goodwill
Intangible Assets
Total Assets			(1,016,471)
Total [Member]
Revenue
Equipment sales			6,133,853
Services			389,393
Amortization of intangibles and below-market contracts
Total revenue			6,523,246
Cost of operations:
Cost of operations			4,751,766
Depreciation and amortization			137,183
Total cost of revenue			4,888,950
Gross profit (loss)			1,634,296
General and administrative expenses			4,372,003
Operating income (loss)			(2,737,707)
Other income (expense):
Other income			521,307
Interest expense			(20,001)
Total other income (expense)			501,306
Net loss			(2,236,401)
Net income attributable to noncontrolling interest			236,172
Net loss attributable to controlling interest			(2,472,573)
Balance Sheet
Total Cash Used in Investing Activities			42,319,579
Goodwill			2,754,438
Intangible Assets			8,692,745
Total Assets			$ 74,280,767